Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 26, 2016	Mar. 28, 2015
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	$ 80,517	$ 86,837
Gross fixed assets write down	51,098	58,293
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	10,400	18,800
Property and plant under capital lease arrangement, net book value	12,100	10,600
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	36,550	$ 41,153
Gross fixed assets write down	$ 8,400